Revenue from Contracts with Customers - Deferred Contract Costs (Details) - Drilling expense - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2018	Jul. 01, 2018
Capitalized Contract Cost [Line Items]
Additional deferred contract costs	$ 22
Amortization of deferred contract costs	(7)
Deferred contract costs, end of period	15
Predecessor
Capitalized Contract Cost [Line Items]
Deferred contract costs, beginning of period	$ 0	$ 20
Additional deferred contract costs		6
Amortization of deferred contract costs		(15)
Fresh start adjustment (1)		(11)
Deferred contract costs, end of period		$ 0